SIGNIFICANT ACCOUNTING POLICIES - Other liabilities (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Discount Rate	4.20%	6.00%	6.10%
Projected increase rate in compensation	32.00%	52.00%	23.00%
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Discount Rate	12.20%	11.60%	11.80%
Projected increase rate in compensation	175.00%	83.10%	51.80%